PROVISIONS - Change in Decommissioning Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	$ 479	$ 668
Acquisitions through business combinations	227	54
Disposal	(1)	(1)
Accretion	13	15
Unwind of Discount	253	(245)
Foreign exchange	6	(12)
Other	(1)	0
Balance, end of the year	$ 976	$ 479